Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The following table summarizes RSU activity for the periods ended June 30, 2025 and June 30, 2024:

	Six months ended June 30,
	2025		2024
	Number of ADS	Weighted Average Grant Date Fair Value Per ADS	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Outstanding, beginning balance	4,185,488	$3.43	—	$—
Granted	2,501,632	1.01	3,501,350	3.92
Clawback	(201,665)	3.92	—	—
Vested (1)	(269,257)	3.92	—	—
Forfeited	(1,569,424)	3.45	(40,179)	3.92
Outstanding, ending balance	4,646,774	$2.07	3,461,171	$3.92
(1) These amounts are shown gross of 67,465 shares withheld by the Company to satisfy certain tax withholding obligations in connection with the vesting of certain restricted stock units.